UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
October 2, 2007 to November 1, 2007

Commission File Number of issuing entity: 333-133985-67

Lehman XS Trust 2007-6
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-133985

Structured Asset Securities Corporation
(Exact name of depositor as specified in its charter)

Lehman Brothers Holdings Inc.
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

Not Applicable
(I.R.S. Employer Identification No.)

745 Seventh Avenue New York, New York	10019
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 526-7000
(Telephone number, including area code)

No Change
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange
(If Section 12(b))
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Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.
See Exhibit 99.1

Item 7. Significant Enhancement Provider Information

The unaudited consolidated balance sheets as of September 30, 2007 and the audited consolidated balance sheets as of December 31, 2006, the related unaudited consolidated statements of operations as of September 30, 2007 and September 30, 2006, for the three month and nine month periods ended September 30, 2007 and September 30, 2006, and the unaudited consolidated capitalization table as of September 30, 2007 and the audited consolidated capitalization table as of December 31, 2006, respectively, of all of Ambac Assurance Corporation and Subsidiaries, are incorporated herein by reference from Exhibit 99.06 of the Form 8-K of Ambac Financial Group, Inc., as filed with the Commission on October 24, 2007.

PART II - OTHER INFORMATION

Item 9. Exhibits.

Exhibit 99.1	Distribution Statement

Exhibit 99.2
Copy of the unaudited consolidated balance sheets as of September 30, 2007 and the audited consolidated balance sheets as of December 31, 2006, the related unaudited consolidated statements of operations as of September 30, 2007 and September 30, 2006, for the three month and nine month periods ended September 30, 2007 and September 30, 2006, and the unaudited consolidated capitalization table as of September 30, 2007 and the audited consolidated capitalization table as of December 31, 2006, respectively, of all of Ambac Assurance Corporation and Subsidiaries (incorporated herein by reference from Exhibit 99.06 of the Form 8-K of Ambac Financial Group, Inc., as filed with the Commission on October 24, 2007).

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Lehman XS Trust 2007-6
(Issuing Entity)

Aurora Loan Services LLC
(Master Servicer)

Date:	December 5, 2007	/s/ Michele Olds
(Signature)
Michele Olds
VP Servicer Oversight

EXHIBIT INDEX

EXHIBIT DESCRIPTION

Exhibit 99.1	Distribution Statement

Exhibit 99.2
Copy of the unaudited consolidated balance sheets as of September 30, 2007 and the audited consolidated balance sheets as of December 31, 2006, the related unaudited consolidated statements of operations as of September 30, 2007 and September 30, 2006, for the three month and nine month periods ended September 30, 2007 and September 30, 2006, and the unaudited consolidated capitalization table as of September 30, 2007 and the audited consolidated capitalization table as of December 31, 2006, respectively, of all of Ambac Assurance Corporation and Subsidiaries (incorporated herein by reference from Exhibit 99.06 of the Form 8-K of Ambac Financial Group, Inc., as filed with the Commission on October 24, 2007).